Unobservable Input Reconciliation (Parenthetical) (Detail) (Derivative financial instruments, USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011	Jan. 30, 2010
Derivative financial instruments
Fair Value Assets And Liabilities Measured On Unobservable Inputs [Line Items]
Beginning balance	$ (4)	$ (6)	$ (7)	$ (2)	$ (13)	$ (16)	$ (2)